Guggenheim Securitized Income ETF Investment Strategy - Guggenheim Securitized Income ETF	Sep. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	The Fund intends to pursue its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securitized securities/investments and in derivatives and other instruments that have economic characteristics and provide investment exposure similar to securitized securities/investments.Securitized securities/investments (which include investments known as structured finance investments and structured credit investments) are debt securities that entitle their holders to payments that depend primarily on the assets underlying the securities, and include, but are not limited to, agency and non-agency mortgage-backed securities (“MBS”), collateralized mortgage obligations (“CMOs”), collateralized debt obligations (“CDOs”) (which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) (including commercial real estate CLOs (“CRE CLOs”)), commercial real estate CDOs (“CRE CDOs”) and other similarly structured instruments), and other asset-backed securities (“ABS”). ABS include, but are not limited to, private and multi-class structures, pass-through certificates, and other instruments secured by financial, physical, and/or intangible assets. MBS include, but are not limited to, commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”) and credit risk transfer securities (“CRTs”) issued by government sponsored entities or private issuers. A CBO is a trust which is backed by a diversified pool of below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Fund may hold fixed-income instruments of any quality, rated or unrated. This includes fixed-income instruments that are rated below investment grade (also known as “high yield securities” or “junk bonds”), or if unrated, determined to be of comparable quality by Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the “Investment Manager”). If nationally recognized statistical rating organizations assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. However, the Fund may not invest more than 20% of its total assets in fixed-income securities that are rated at the time of purchase below investment grade. The Fund may hold securities of any duration or maturity and the securities may have fixed, floating or variable interest rates. While the Fund will principally invest in debt securities listed, traded or dealt in developed markets countries globally, it may also invest in securities listed, traded or dealt in other countries, including emerging and frontier market countries. Such securities may be U.S. dollar denominated or denominated in foreign currencies. To the extent the Fund invests in non-U.S. dollar denominated securities, it intends to seek to hedge its exposure to foreign currency to U.S. dollars, including by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund may hold non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S securities). The Fund may invest in a variety of investment vehicles, principally closed-end funds, exchange-traded funds (“ETFs”) and mutual funds. In addition to its investments in securitized securities/investments, the Fund may also invest in certain other fixed-income securities and/or hold cash and cash-equivalents.The Fund also may enter into derivative transactions, principally: foreign exchange forward contracts; futures on securities, indices, currencies and other investments; Secured Overnight Financing Rate (“SOFR”) futures; options; interest rate swaps; cross-currency swaps; total return swaps; credit default swaps; and other foreign currency contracts and foreign currency-related transactions, which may also create economic leverage in the Fund. The Fund may engage in derivative and foreign currency-related transactions for speculative purposes to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency rates, to change the effective duration of its portfolio, to manage certain investment risks, as a substitute for the purchase or sale of securities or currencies and/or to obtain or replicate market exposure. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as “To Be Announced” (“TBA”) transactions and/or dollar rolls). The Fund may use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and transactions equivalent to a borrowing for investment purposes. The Fund also may engage, without limitation, in repurchase agreements. The Fund may also invest in securities of real estate investment trusts (“REITs”) and other real estate companies. The Investment Manager selects securities and other investments for purchase and sale based on intensive credit research involving extensive due diligence on each investment (including the investment’s structure), issuer, region and sector. The Investment Manager seeks to generate returns by identifying sectors and assets that offer complexity premiums and discounts to their intrinsic value. The Investment Manager also considers macroeconomic outlook and geopolitical issues. The Investment Manager may determine to sell a security for several reasons, including but not limited to the following: (1) to adjust the portfolio’s average maturity or duration, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed, the Investment Manager’s credit outlook has changed, or for other similar reasons; or (3) due to relative value. The Fund does not intend to principally invest in defaulted securities, but if a security defaults subsequent to purchase by the Fund, the Investment Manager will determine in its discretion whether to hold or dispose of such security. Under adverse or unstable market conditions or abnormal circumstances (for example, in the event of credit events, where it is deemed opportune to preserve gains or to preserve the relative value of investments), the Fund can make temporary investments that are inconsistent with the Fund’s principal investment strategies and may not be able to pursue or achieve its investment objective. The Fund is a “non-diversified” fund, which means it may invest a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.